Litigation	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Litigation

Note 16
Litigation
Ecuador
In 2003, Chevron was sued in Ecuador for environmental harm allegedly caused by an oil consortium formerly operated by a Texaco subsidiary. The Ecuadorian trial court entered judgment against Chevron, and Ecuador’s highest Constitutional Court affirmed the judgment for approximately $9.5 billion. In 2017, Chevron obtained a final court ruling in the United States determining that the Ecuadorian judgment had been procured through fraud, bribery, and corruption, and prohibiting the Ecuadorian plaintiffs and their cohorts from seeking to enforce the Ecuadorian judgment in the United States or profiting from their illegal acts. The Ecuadorian plaintiffs sought to have the Ecuadorian judgment recognized and enforced in Canada, Brazil, and Argentina, but all of those actions were dismissed in Chevron’s favor.
In 2009, Chevron filed an arbitration claim against Ecuador before an arbitral tribunal administered by the Permanent Court of Arbitration in The Hague, under the United States-Ecuador Bilateral Investment Treaty. In 2018, the tribunal ruled in Chevron’s favor, finding that the Ecuadorian judgment was procured through fraud, bribery, and corruption and was based on environmental claims that Ecuador had already settled and released. The tribunal ruled that the Ecuadorian judgment “violates international public policy” and “should not be recognized or enforced by the courts of other States,” and ordered Ecuador to remove the judgment’s status of enforceability and to compensate Chevron for its injuries in an amount to be established separately by the tribunal. Ecuador’s requests to have a Dutch court set aside the tribunal’s award were denied, and the Dutch Supreme Court affirmed such denial in a final ruling in favor of Chevron in November 2023.
Management continues to believe that the Ecuadorian judgment is illegitimate and unenforceable and will vigorously defend against any further attempts to have it recognized or enforced.

Climate Change
Governmental and other entities in various jurisdictions across the United States have brought legal proceedings against fossil fuel producing companies, including Chevron entities, purporting to seek legal and equitable relief to address alleged impacts of climate change. Chevron entities are or were among the codefendants in 29 separate lawsuits filed by various U.S. cities and counties, four U.S. states, the District of Columbia, two Native American tribes, and a trade group in both federal and state courts.
1
One of the city lawsuits was dismissed on the merits and two suits, including one of the county lawsuits and the case brought by the trade association, were voluntarily dismissed by the plaintiffs. The lawsuits have asserted various causes of action, including public nuisance, private nuisance, failure to warn, fraud, conspiracy to commit fraud, design defect, product defect, trespass, negligence, impairment of public trust, equitable relief for pollution, impairment and destruction of natural resources, unjust enrichment, violations of consumer protection statutes, violations of unfair competition statutes, violations of a federal antitrust statute, and violations of federal and state RICO statutes, based upon, among other things, the company’s production of oil and gas products and alleged misrepresentations or omissions relating to climate change risks associated with those products. Further such proceedings are likely to be brought by other parties. While defendants have sought to remove cases filed in state court to federal court, most of those cases have been remanded to state court and the U.S. Supreme Court has denied petitions for writ of certiorari on jurisdictional questions to date. The unprecedented legal theories set forth in these proceedings include claims for damages (both compensatory and punitive), injunctive and other forms of equitable relief, including without limitation abatement, contribution to abatement funds, disgorgement of profits and equitable relief for pollution, impairment and destruction of natural resources, civil penalties and liability for fees and costs of suits. Due to the unprecedented nature of the suits, the company is unable to estimate any range of possible liability, but given the uncertainty of litigation there can be no assurance that the cases will not have a material adverse effect on the company’s results of operations and financial condition. Management believes that these proceedings are legally and factually meritless and detract from constructive efforts to address the important policy issues presented by climate change and will vigorously defend against such proceedings.

1
The cases are:
Bayamon v. Exxon Mobil Corp., et al.
, No.
22-cv-1550
(D.P.R.);
City of Annapolis v. BP P.L.C., et al.
, No.
C-02-CV-21-000250
(Md. Cir. Ct.);
County of Anne Arundel v. BP P.L.C., et al.
, No.
C-02-CV-21-000565
(Md. Cir. Ct.);
Mayor and City Council of Baltimore v. BP P.L.C., et al.
, No.
24-C-18-004219
(Md. Cir. Ct.);
People ex rel. Bonta v. Exxon Mobil Corp., et al.
, No.
CGC-23-609134
(Cal. Super. Ct.);
City of Charleston v. Brabham Oil Co., et al.
, No.
20-CP-10-3975
(S.C. Ct. of Common Pleas);
District of Columbia v. Exxon Mobil Corp., et al.
, No.
2020-CA-002892-B
(D.C. Super. Ct.);
Delaware ex rel. Jennings v. BP America Inc., et al.
, No.
N20C-09-097
(Del.Super. Ct.);
City of Hoboken v. Exxon Mobil Corp., et al.
, No.
HUD-L-003179-20
(N.J. Super. Ct.);
City and County of Honolulu, et al. v. Sunoco LP, et al.
, No.
1CCV-20-0000380
(Haw. Cir. Ct.);
City of Imperial Beach v. Chevron Corp., et al.
, No.
C17-01227
(Cal. Super. Ct.);
King County v. BP P.L.C.
, et al.,
No. 18-2-11859-0
(Wash. Super. Ct.) (voluntarily dismissed);
Makah Indian Tribe v. Exxon Mobil Corp., et al.
, No.
23-25216-1-SEA
(Wash. Super. Ct.);
County of Marin v. Chevron Corp., et al.
, No.
17-cv-02586
(Cal. Super. Ct.);
County of Maui v. Sunoco LP, et al.
, No.
2CCV-20-0000283
(Haw. Cir. Ct.);
County of Multnomah v. Exxon Mobil Corp., et al.
, No.
23-cv-25164
(Or. Cir. Ct.);
Municipality of San Juan, Puerto Rico v. Exxon Mobil Corp., et al.
, No.
23-cv-01608
(D.P.R.);
City of Oakland v. BP p.l.c., et al.
, No. RG17875889 (Cal. Super. Ct.);
Platkin, et al. v. Exxon Mobil Corp., et al.
, No.
MER-L-001797-22
(N.J. Super. Ct.);
City of New York v. Chevron Corp., et al.
, No.
18-cv-00182
(S.D.N.Y.) (dismissed on the merits);
Pacific Coast Federation of Fishermen’s Associations v. Chevron Corp., et al.
, No.
CGC-18-571285
(Cal. Super. Ct.) (voluntarily dismissed);
State of Rhode Island v. Chevron Corp., et al
., No.
PC-2018-4716
(R.I. Super. Ct.);
City of Richmond v. Chevron Corp., et al.
, No.
C18-00055
(Cal. Super. Ct.);
City of San Francisco v. BP P.L.C., et al.
, No.
CGC-17-561370
(Cal. Super. Ct.);
County of San Mateo v. Chevron Corp., et al.
, No.
17-CIV-03222
(Cal. Super. Ct.);
City of Santa Cruz v. Chevron Corp., et al.
, No.
17-cv-03243
(Cal. Super. Ct.);
County of Santa Cruz v. Chevron Corp., et al
., No.
17-cv-03242
(Cal. Super. Ct.);
Shoalwater Bay Indian Tribe v. Exxon Mobil Corp., et al.
, No.
23-2-25215-2-SEA
(Wash. Super. Ct.);
City of Chicago v. BP p.l.c., et al
., No. 2024-CH-01024 (Ill. Cir. Ct.).

Louisiana
Seven coastal parishes and the State of Louisiana have filed lawsuits in Louisiana against numerous oil and gas companies seeking damages for coastal erosion in or near oil fields located within Louisiana’s coastal zone under Louisiana’s State and Local Coastal Resources Management Act (SLCRMA). Chevron entities are defendants in 39 of these cases.
2
The lawsuits allege that the defendants’ historical operations were conducted without necessary permits or failed to comply with permits obtained and seek damages and other relief, including the costs of restoring coastal wetlands allegedly impacted by oil field operations. Further such proceedings may be filed by other parties. The Supreme Court denied a petition for writ of certiorari on jurisdictional questions impacting certain of these cases, and those cases have been or will be remanded to Louisiana state court. Federal jurisdictional questions are still being decided for the remaining cases in the United States Court of Appeals for the Fifth Circuit. A case has been set for trial in the United States District Court for the Eastern District of Louisiana and is scheduled to begin in October 2024. Due to the unprecedented nature of the suits, the company is unable to estimate any range of possible liability, but given the uncertainty of litigation there can be no assurance that the cases will not have a material adverse effect on the company’s results of operations and financial condition. Management believes that the claims lack legal and factual merit and will continue to vigorously defend against such proceedings.

2
The cases are:
Jefferson Parish v. Atlantic Richfield Company, et al
.,
No. 732-768
(24th Jud. Dist. Ct., Jefferson Par.);
Jefferson Parish v. Chevron U.S.A. Holdings, Inc., et al.
,
No. 732-769
(24th Jud. Dist. Ct., Jefferson Par.);
Jefferson Parish v.
Destin Operating Company, Inc., et al
.
,
No. 732-770
(24th Jud. Dist. Ct., Jefferson Par.);
Jefferson Parish v. Canlan Oil Company, et al.
,
No. 732-771
(24th Jud. Dist. Ct., Jefferson Par.);
Jefferson Parish v.
Anadarko E&P Onshore LLC, et al.
,
No. 732-772
(24th Jud. Dist. Ct., Jefferson Par.);
Jefferson Parish v.
ExxonMobil Corporation, et al.
,
No. 732-774
(24th Jud. Dist. Ct., Jefferson Par.);
Jefferson Parish v.
Equitable Petroleum Corporation, et al.,
No. 732-775
(24th Jud. Dist. Ct., Jefferson Par.);
Plaquemines Parish v. ConocoPhillips Co., et al.
,
No. 60-982
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v.
HHE Energy Co., et al.
,
No. 60-983
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v.
Exchange Oil
 & Gas Corp.
,
et al.
,
No. 60-984
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v.
LLOG Exploration
 & Production Co.
,
et al.
,
No. 60-985
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v.
Equitable Petroleum Corporation, et al.
,
No. 60-986
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v. June Energy, et al.
,
No. 60-987
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v.
Linder Oil Company, et al.
,
No. 60-988
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v. Riverwood Production Company, et al.
,
No. 60-989
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v.
Helis Oil
 & Gas Company, et al
.,
No. 60-990
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v. Northcoast Oil Company, et al.
,
No. 60-992
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v. Goodrich Petroleum Company, L.L.C., et al.
,
No. 60-994
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v.
Devon Energy Production Company, L.P., et al.
,
No. 60-995
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v.
Rozel Operating Co., et al.
,
No. 60-996
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v.
Palm Energy Offshore, L.L.C., et al.
,
No. 60-997
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v. Great Southern Oil
 & Gas Company, Inc., et al.
,
No. 60-998
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v.
Hilcorp Energy Company, et al.
,
No. 60-999
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v. Apache Oil Corporation, et al.
,
No. 61-000
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v.
Campbell Energy Corporation, et al.
,
No. 61-001
(25th Jud. Dist. Ct., Plaquemines Par.);
Plaquemines Parish v.
TotalPetrochemicals
 & Refining USA, Inc.
,
et al.
,
No. 61-002
(25th Jud. Dist. Ct., Plaquemines Par.);
Cameron Parish v. Alpine Exploration Companies, Inc., et al.
,
No. 10-19580
(38th Jud. Dist. Ct., Cameron Par.);
Cameron Parish v.
Anadarko E&P Onshore, LLC, et al.
,
No. 10-19578
(38th Jud. Dist. Ct., Cameron Par.);
Cameron Parish v. Apache Corporation (of Delaware), et al.
,
No. 10-19579
(38th Jud. Dist. Ct., Cameron Par.);
Cameron Parish v
.
Auster Oil
 & Gas, Inc
., et al.,
No. 10-19582
(38th Jud. Dist. Ct., Cameron Par.);
Cameron Parish v
.
Ballard Exploration Company, Inc., et al.
,
No. 10-19574
(38th Jud. Dist. Ct., Cameron Par.);
Cameron Parish v. Bay Coquille, Inc., et al.
,
No. 10-19581
(38th Jud. Dist. Ct., Cameron Par.);
Cameron Parish v. BEPCO, LP, et al.
,
No. 10-19572
(38th Jud. Dist. Ct., Cameron Par.);
Cameron Parish v. BP America Production Company, et al.
,
No. 10-19576
(38th Jud. Dist. Ct., Cameron Par.);
Cameron Parish v. Brammer Engineering, Inc., et al
.,
No. 10-19573
(38th Jud. Dist. Ct., Cameron Par.);
Cameron Parish v
.
Burlington Resources, et al.
,
No. 10-19575
(38th Jud. Dist. Ct., Cameron Par.);
Stutes v. Gulfport Energy Corporation, et al.
, No. 102,146 (15th Jud. Dist. Ct., Vermilion Par.);
St. Bernard Parish v. Atlantic Richfield, et al.
,
No. 16-1228
(34th Jud. Dist. Ct. St., Bernard Par.);
City of New Orleans v. Apache Louisiana Mins, LLC, et al.
, No.
19-cv-08290,
(E.D. La.).